Share based compensation - Valuation (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,665	1,660	2,635
Expected volatility, minimum	47.00%	46.54%	47.40%
Expected volatility, maximum	55.00%	47.29%	50.18%
Expected dividends yield	0.00%	0.00%	0.00%
Expected multiples		2.2
Risk-free interest rate, minimum	0.62%	1.77%	2.59%
Risk-free interest rate, maximum	1.77%	2.70%	2.93%
Expected term (in years)	10 years	10 years	10 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected multiples	2.8		2.8
Fair value of underlying ordinary share (USD)	$ 16.13	$ 12.43	$ 10.19
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected multiples	2.2		2.2
Fair value of underlying ordinary share (USD)	$ 12.98	$ 12.32	$ 4.71